Rule 497(e)
                                            File Nos. 333-25289
                                                  and 811-08183


                         THE SCHWAB VARIABLE ANNUITY(R)

                 ISSUED BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                      Supplement dated April 261999 to the
                   Prospectus for The Schwab Variable Annuity
                                dated May 1, 1998

Effective June 1, 1999, the following Sub-Accounts will be closed to Contributions and Transfers: Van Eck Worldwide Hard Assets, Lexington Emerging Markets, Stein Roe Special Venture, Janus Aspen Aggressive Growth, Alger American Small Capitalization, Strong Discovery II, American Century VP Capital Appreciation, and the INVESCO VIF - Total Return (the "Deleted Sub-Accounts").

Any Contract Owner attempting to make Contributions or effect Transfers (including those utilizing an Automatic Contribution Plan or one of the custom transfer features: Dollar Cost Averaging or Rebalancer Option) involving the Deleted Sub-Accounts should contact the Schwab Insurance & Annuity Service Center at 1-800-838-0649 or P.O. Box 7806, San Francisco, California 94120-9327 to make alternate arrangements. If you fail to make alternate arrangements, Schwab will try to promptly contact you to request alternative allocation instructions. If Schwab is unable to contact you, Contributions allocated to the Deleted Sub-Accounts will be returned to you with a request that you provide alternate allocation instructions and Transfer Requests, including those utilizing a customer transfer feature, will not be processed.

First Great-West Life & Annuity Insurance Company ("First Great-West") is seeking an order from the Securities and Exchange Commission ("SEC") to permit a substitution of the shares of the Portfolios held in the Deleted Sub-Accounts. If the substitution transactions are approved, your Annuity Account Value, if any, held in the Deleted Sub-Accounts will be transferred to the following Sub-Accounts (the "Substituted Sub-Accounts") on the date designated by First Great-West upon receipt of the SEC order:

      ---------------------------------------------- -------------------------------------------
                  Deleted Sub-Accounts                        Substituted Sub-Accounts
      ---------------------------------------------- -------------------------------------------
      ---------------------------------------------- -------------------------------------------
                   Van Eck Hard Assets                         Janus Worldwide Growth
      ---------------------------------------------- -------------------------------------------
      ---------------------------------------------- -------------------------------------------
               Lexington Emerging Markets                    Janus International Growth
      ---------------------------------------------- -------------------------------------------
      ---------------------------------------------- -------------------------------------------
                Stein Roe Special Venture                         SAFECO RST Growth
      ---------------------------------------------- -------------------------------------------
      ---------------------------------------------- -------------------------------------------
                INVESCO VIF Total Return                     INVESCO VIF Equity Income
      ---------------------------------------------- -------------------------------------------
      ---------------------------------------------- -------------------------------------------
         Janus Aggressive Growth, Alger American
        Small Capitalization, Strong Discovery II              Alger American Growth
      and American Century VP Capital Appreciation
      ---------------------------------------------- -------------------------------------------

At any time prior to the proposed substitution, you may transfer your account balance from the Deleted Sub-Accounts to any of the remaining Sub-Accounts available under your Contract without incurring any charges and such transfer will not be counted as one of the twelve free transfers permitted in a calendar year. If the substitution is approved by the SEC, Contract owners affected by the substitution will be permitted to make one transfer of all amounts in the Substituted Sub-Accounts without incurring any charges and, so long as the transfer is made within 30 days of the effective date of the substitution, it will not be counted as one of the twelve free transfers permitted in a calendar year.

This supplement should be retained with The Schwab Variable Annuity Prospectus for future reference.